Reconciliation of Differences Between Federal Statutory and Effective Income Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Adjustment for taxes on international operations based on the difference between the statutory tax rate	(17.00%)	35.00%	(35.00%)